Loans Receivable	6 Months Ended
Jun. 30, 2025
Loans Receivable [Abstract]
Loans Receivable
12.	Loans Receivable

Included in the loans receivable at June 30, 2025 is an amount owed by First Towers & Fiber Corp., a corporation incorporated under the laws of the Province of British Columbia and controlled by a director of the Company (note 16) (“First Towers” or “FTFC”) pursuant to a Bridge Loan Agreement entered into in November 2024 and an amount owed by Halo.

	June 30,	December 31,
	2025	2024
Loan to Cellen Life Sciences Limited (a)	$–	$503,493
Loan to an arm’s length party (b)	–	83,357
Loan to First Towers & Fiber Corp. (c)	814,069	352,953
Advances to Halo (d)	176,619	15,219
	$990,688	$955,022

(a)	On November 10, 2022, the Company entered into an agreement (the “Loan Restructuring Agreement”) with Cellen Life Sciences Limited and Cellen Biotech Limited (collectively referred to as “Cellen”) which entails the restructuring of the payment terms applicable to the $500,000 loan payable by Cellen to the Company pursuant to a Bridge Loan Facility Agreement previously entered into on December 2, 2021. In terms of the Loan Restructuring Agreement, Cellen shall repay the $500,000 by no later than the fourth anniversary of the Loan Restructuring Agreement, namely by November 10, 2026. The loan shall not bear interest until the 2nd anniversary (namely November 10, 2024) of the Loan Restructuring Agreement, where thereafter, it shall bear interest at a rate of 5% per annum on the principal amount of the loan ($500,000). The loan is secured over the assets of Cellen. As of June 30, 2025, the Company no longer controlled Canmart and as a result, the Company derecognized all assets and liabilities at their book values on May 30, 2025. The Company wrote down this loan with a net book value of $503,493 to $nil (note 6).

(b)	During the year ended December 31, 2023, the Company loaned an amount of $84,020 (£66,000) to an arm’s length party. This loan is non-interest bearing, unsecured and has no specific terms of repayment. During the year ended December 31, 2024, the Company loaned out an additional $633 (£500). The additional loan is non-interest bearing, unsecured and has no specific terms of repayment. During the six months ended June 30, 2025, the Company received a partial repayment of $347 (£270). As of June 30, 2025, the Company no longer controlled Canmart and as a result, the Company derecognized all assets and liabilities at their book values on May 30, 2025. The Company wrote down this loan with a net book value of $89,220 to $nil (note 6).

(c)	On November 21, 2024, the Company entered into a Bridge Loan Agreement with First Towers (the “Bridge Loan Agreement”), pursuant to which the Company loaned out $350,000 (the “Loan”) to First Towers. Interest of the prime rate (as defined in the Bridge Loan Agreement) plus 2% will accrue and be calculated daily on the principal amount of the Loan on the basis of the actual number of days the Loan is outstanding in a year of 365 or 366 days, as applicable, and will be compounded and payable monthly in arrears on the first business day of each month.

The obligations under the Loan will rank as the third ranking and most senior secured debt of First Towers. The Loan, together with all accrued interest, fees and other amount payable pursuant to the Bridge Loan Agreement, will be due and payable by First Towers in full on demand by the Company. In addition, First Towers has the right at any time to repay the Loan or any part of the Loan without premium, penalty or bonus. As general and continuing collateral security for the obligations under the Bridge Loan Agreement, First Towers agreed to execute and deliver to and in favor of the Company, a general security agreement creating a third-ranking security interest over all of First Towers’ property, an investment property pledge agreement creating a third-ranking security interest in all present and after acquired shares owned in First Towers (the “Pledged Shares”), a control agreement for the Pledged Shares, and an insurance transfer and consent, assigning certain insurance of First Towers to the Company as mortgagee, third loss payee and additional named insured as required by the Bridge Loan Agreement.

Pursuant to the Bridge Loan Agreement, the Company shall also advance to First Towers a $1,000,000 loan on the same terms as the existing Loan Agreement. As of June 30, 2025, the Company lent out the following loans:

i.	On January 24, 2025, the Company lent an amount of $30,000 to First Towers. The loan is unsecured, bears interest of 20% per annum and payable within 12 months.

ii.	On February 14, 2025, the Company lent an amount of $170,000 to First Towers. The loan is unsecured, bears interest of 20% per annum and payable within 12 months.

iii.	On April 2, 2025, the Company lent a total amount of $200,000 to First Towers. The loan is unsecured, bears interest of 20% per annum and payable within 12 months.

iv.	On May 1, 2025, the Company lent a total amount of $23,000 to First Towers. The loan is unsecured, bears interest of 20% per annum and payable within 12 months.

During the six months ended June 30, 2025, the Company recorded an accrued interest receivable of $38,116 (2024 – $nil). As at June 30, 2025, the loan receivable balance including interest was $814,069 (December 31, 2024 – $352,953).

(d)	During the year ended December 31, 2024, the Company paid and accrued an amount of $15,969 (CAD21,875) of fees for services rendered by certain legal firms to Halo, a company controlled by the interim CEO of the Company (note 16). The transactions were accounted by the Company as advances or loans to Halo. The loans are non-interest bearing, unsecured and have no specific terms of repayment.

During the six months ended June 30, 2025, the Company paid an additional amount of $155,603 (CAD219,280) of fees for services rendered by certain legal firms to Halo. These amounts, accounted as loans, are non-interest bearing, unsecured and have no specific terms of repayment. As at June 30, 2025, the loan receivable balance was $176,619 (December 31, 2024 – $15,219).

The details of the loans receivable recognized as at June 30, 2025 are as follows:

Balance, December 31, 2023	$593,232
Addition	366,602
Interest Receivable	6,446
Movement in exchange rates	(11,258)
Balance, December 31, 2024	955,022
Addition	578,603
Interest Receivable	38,116
Cash payment	(347)
Impact on loss of control of Canmart	(592,713)
Movement in exchange rates	12,007
Balance, June 30, 2025	$990,688

	Maturity	June 30, 2025	December 31, 2024
Current	2025	$990,688	$451,529
Non-current	2026	–	503,493
		$990,688	$955,022